May 16, 2023
First Trust Nasdaq BuyWrite Income ETF
Notwithstanding anything to the contrary in the Fund’s prospectus, the CBOE S&P 500 95-110 Collar Index℠ is removed as a benchmark index for the Fund as of May 16, 2023. The Fund’s investment advisor has determined that the index no longer serves as an appropriate comparison to Fund returns.